Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 2,456	$ 2,976
Property, Plant, and equipment, accumulated depreciation	128,208	116,780
Intangible assets, accumulated amortization	$ 196,878	$ 179,327
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	58,313,868	58,313,868
Common stock, shares outstanding	58,077,031	58,077,031
Treasury stock, shares	236,837	236,837